Restricted Deposits - Summary of Restricted Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Restricted Deposits [Line Items]
Total Restricted Deposits	₩ 1,302,733	₩ 1,310,402
Cash and cash equivalents
Restricted Deposits [Line Items]
Escrow accounts	3,010	2,912
Deposits for government project	26,969	30,586
Collateral provided for borrowings	190,525	250,346
Collateral provided for lawsuit	54	57
Deposits for transmission regional support program	9,481	8,626
Deposits for other business purposes	5,550	3,825
Short-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	24,728	1,000
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises	80,500	101,500
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants	271,047	386,220
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts	0	1,603
Collateral provided for borrowings	28,245	21,745
Decommissioning costs of nuclear power plants	655,030	497,609
Guarantee deposits for banking accounts at oversea branches	36	18
Other Non-current assets
Restricted Deposits [Line Items]
Deposits for other business purposes	₩ 7,558	₩ 4,355